Leases (Details) - Schedule of lease term and discount rate information related to leases	Mar. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term (in years)
Operating leases	3 years 8 months 12 days	2 years 8 months 12 days
Weighted-average discount rate
Operating leases	5.00%	5.40%